Document and Entity Information Statement	Apr. 22, 2021
Entity Information [Line Items]
Amendment Flag	false
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	WEBSTER FINANCIAL CORPORATION
Entity Address, Address Line One	145 Bank Street
Entity Address, City or Town	Waterbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06702
City Area Code	203
Local Phone Number	578-2202
Entity Emerging Growth Company	false
Entity Central Index Key	0000801337
Document Type	8-K
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WBS
Series F Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrF